Roll Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at the beginning of year	$ 1,167	7,239	20,570	25,262
Increase (decrease) related to current year tax positions	187	1,161	(2,120)	4,800
(Decrease) increase related to prior year tax positions	229	1,421		(9,432)
Decrease from disposal of a subsidiary			(11,211)
Lapse of statute of limitations	(10)	(59)		(60)
Balance at the end of year	$ 1,573	9,762	7,239	20,570